FINANCE COSTS (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
FINANCE COSTS [abstract]
Interest on bank loans	¥ 21		¥ 169	¥ 217
Interest on other loans	5,280		5,207	5,249
Other borrowing costs	14		18	25
Total borrowing costs	5,315		5,394	5,491
Less: Amount capitalized in property, plant and equipment (note 13)	(2,838)		(2,495)	(1,430)
Borrowing costs recognised as expense	2,477		2,899	4,061
Other finance costs:
Unwinding of discount on provision for dismantlement (note 26)	2,560		2,145	2,185
Total finance costs	¥ 5,037	$ 733	¥ 5,044	¥ 6,246